Operating leases, Future minimum payments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases
Future minimum lease payments	$ 523	$ 441	$ 409
Due within one year
Operating leases
Future minimum lease payments	112	98	95
Later than one year and not later than five years
Operating leases
Future minimum lease payments	304	247	245
Later than five years
Operating leases
Future minimum lease payments	$ 107	$ 96	$ 69